14. Segment Reporting (March 2019 Note)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Segment Reporting

Note 14 – Segment Reporting

The Company’s operation consists of two separate types of operations. Focus Universal Inc. and Perfecular Inc. (“Focus”) business operations involve wholesale, research and development of universal smart instrument and farming devices. AVX Design & Integration, Inc. (“AVX”) is an IoT installation and management company specializes high performance, easy to use audio/video, home theater, lighting control, automation and integration. The table below discloses income statements segment reporting of the separate business models.

	Focus	AVX	Total

Revenue	$111,193	$128,545	$239,738
Revenue - related party	3,000	–	3,000
Total revenue	114,193	128,545	242,738

Cost of Revenue	87,179	34,949	122,128

Gross Profit	27,014	93,596	120,610

Operation Expenses:
Selling	–	9,209	9,209
Compensation - officers	30,000	1,675	31,675
Research and development	62,004	–	62,004
Professional fees	353,845	1,429	355,274
General and administrative	98,920	11,536	110,456
Total Operating Expenses	544,769	23,849	568,618

Net Income (Loss) from Operations	(517,755)	69,747	(448,008)

Other Income
Interest income, net	725	–	725
Total other expense	725	–	725

Loss before income taxes	(517,030)	69,747	(447,283)

Tax expense	–	–	–

Net Loss	$(517,030)	$69,747	$(447,283)